Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
C000237224
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Inflation-Protected Income Portfolio
Without Sales Load [Member] | C000237224
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	2.18%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	2.05%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.76%	2.22%